Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS: 74.7%
Building Products: 1.6%
Owens Corning	30,851	$2,122,857
Business Software & Services: 3.7%
Amdocs Limited#	80,851	4,641,656
CDK Global, Inc.	2,599	113,290
		4,754,946
Chemicals: 4.3%
The Sherwin-Williams Company	8,048	5,607,364
Commercial Banks & Thrifts: 6.0%
American National Bankshares, Inc.	35,987	752,848
OceanFirst Financial Corp.	47,753	653,739
Prudential Bancorp, Inc.	6,225	65,611
Shore Bancshares, Inc.	122,477	1,344,797
Southern National Bancorp of Virginia	417,628	3,625,011
Westbury Bancorp, Inc.*	16,000	318,400
Western New England Bancorp, Inc.	4,559	25,667
WSFS Financial Corporation	36,726	990,500
		7,776,573
Commercial Services & Supplies: 2.9%
Johnson Controls International plc#	90,692	3,704,768
Computer Communications: 2.6%
Cisco Systems, Inc.	83,760	3,299,306
Electrical Equipment & Instruments: 1.1%
Emerson Electric Co.	15,400	1,009,778
nVent Electric plc#	20,000	353,800
		1,363,578
Engineering & Construction: 6.4%
EMCOR Group, Inc.	41,407	2,803,668
MasTec, Inc.*	29,814	1,258,151
MYR Group, Inc.*	112,164	4,170,257
		8,232,076
Healthcare-Products: 4.0%
Abbott Laboratories	11,000	1,197,130
Medtronic plc#	38,331	3,983,358
		5,180,488
Hotels, Restaurants & Leisure: 2.9%
Marriott International, Inc. - Class A	4,553	421,517
Wyndham Hotels & Resorts, Inc.	65,745	3,320,122
		3,741,639
Information Technology Services: 4.6%
KBR, Inc.	198,555	4,439,690
Visa, Inc. - Class A	7,716	1,542,968
		5,982,658
Insurance: 2.6%
Chubb Limited#	12,009	1,394,485
W.R. Berkley Corp.	31,740	1,940,901
		3,335,386
Internet Retail: 2.9%
Amazon.com, Inc.*	1,210	3,809,963
Machinery: 0.7%
Pentair plc#	19,360	886,107
Media & Entertainment: 3.5%
Alphabet, Inc. - Class C*	3,080	4,526,368
Oil & Gas Exploration & Production: 1.4%
EOG Resources, Inc.	52,155	1,874,451
Oil Refining & Marketing: 0.1%
Phillips 66	2,813	145,826
Pharmaceuticals: 0.9%
Johnson & Johnson	8,101	1,206,077
Real Estate Investment Trusts: 1.3%
Americold Realty Trust	4,738	169,384
American Homes 4 Rent	50,901	1,449,661
Physicians Realty Trust	3,000	53,730
		1,672,775
Renewable Energy: 0.5%
First Solar, Inc.*	10,353	685,369
Software & Services: 3.4%
j2 Global, Inc.*	62,736	4,342,586
Specialty Insurance: 0.1%
Radian Group, Inc.	5,950	86,930
Transportation & Logistics: 3.9%
United Parcel Service, Inc. - Class B	30,073	5,011,064
Truck Dealerships: 0.6%
Rush Enterprises, Inc. - Class B	17,622	780,655
Utilities: 2.5%
CMS Energy Corp.	7,917	486,183
Eversource Energy	11,907	994,830
IDACORP, Inc.	9,902	791,170
NextEra Energy, Inc.	3,687	1,023,363
		3,295,546
Waste Management Services: 8.3%
Republic Services, Inc.	115,295	10,762,788
Wireless Telecommunication Services: 1.9%
T-Mobile USA, Inc.*	21,735	2,485,615
TOTAL COMMON STOCKS
(cost $64,818,743)		96,673,759

PREFERRED STOCKS: 1.7%
Oil & Gas Storage & Transportation: 1.4%
GasLog Partners LP, 8.200%#°	26,897	340,516
GasLog Partners LP, 8.625%#°	109,349	1,509,016
		1,849,532
Real Estate Investment Trusts: 0.3%
American Homes 4 Rent, 6.350%	12,694	321,412
American Homes 4 Rent, 6.500%	914	23,143
		344,555
TOTAL PREFERRED STOCKS
(cost $3,130,487)		2,194,087

EXCHANGE TRADED FUNDS: 2.0%
Renewable Energy: 2.0%
Invesco Solar ETF	40,986	2,655,483
TOTAL EXCHANGE TRADED FUNDS
(cost $1,372,239)		2,655,483

	Principal	Value
CONVERTIBLE BONDS: 2.6%
Engineering & Construction: 1.0%
Dycom Industries, Inc., 0.750%, 9/15/21	$1,349,000	1,320,334
Pharmaceuticals: 0.8%
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/26	1,025,000	1,004,991
Software & Services: 0.8%
FireEye, Inc., 1.625%, 6/1/35	95,000	92,211
J2 Global, Inc., 1.750%, 11/1/26 144A	1,000,000	889,223
		981,434
TOTAL CONVERTIBLE BONDS
(cost $3,039,581)		3,306,759

CORPORATE BONDS: 16.0%
Apparel & Textiles: 0.1%
Levi Strauss & Co., 5.000%, 5/1/25	68,000	69,700
Chemicals: 0.0%
Blue Cube Spinco LLC, 9.750%, 10/15/23	10,000	10,337
Consumer Finance: 0.5%
Credit Acceptance Corp.
5.125%, 12/31/24 144A	150,000	149,315
6.625%, 3/15/26	500,000	518,437
		667,752
Food & Staples Retailing: 0.1%
Albertsons Co., 5.750%, 3/15/25	160,000	165,631
Healthcare-Products: 0.0%
Teleflex, Inc., 4.875%, 6/1/26	20,000	20,721
Healthcare-Providers & Services: 1.1%
Centene Corp., 4.750%, 1/15/25	254,000	261,379
Encompass Health Corp.
5.750%, 11/1/24	1,169,000	1,172,946
5.750%, 9/15/25	10,000	10,331
		1,444,656
Homebuilding: 0.0%
M/I Homes, Inc., 5.625%, 8/1/25	25,000	25,966
Hotels, Restaurants & Leisure: 0.2%
MGM Resorts International, 7.750%, 3/15/22	257,000	271,373
Household & Personal Products: 0.3%
Spectrum Brands, Inc.
6.125%, 12/15/24	255,000	262,809
5.750%, 7/15/25	55,000	56,843
		319,652
Household Durables: 1.0%
Tempur Sealy International, 5.625%, 10/15/23	1,314,000	1,332,205
Independent Power & Renewable Energy: 1.9%
The AES Corporation, 5.500%, 3/15/24	2,286,000	2,343,150
Clearway Energy Operating LLC, 5.750%, 10/15/25	130,000	136,839
		2,479,989
Industrial Conglomerates: 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, 2/1/22	500,000	506,398
6.750%, 2/1/24	217,000	223,271
		729,669
Machinery: 1.7%
Tennant Co., 5.625%, 5/1/25	1,000,000	1,040,925
Welbilt, Inc., 9.500%, 2/15/24	1,178,000	1,209,659
		2,250,584
Media & Entertainment: 0.5%
Cinemark USA, Inc., 5.125%, 12/15/22	674,000	600,281
Metals & Mining: 0.7%
Allegheny Technologies, Inc., 7.875%, 8/15/23	313,000	320,892
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	30,000	27,900
Commercial Metals Co., 5.750%, 4/15/26	500,000	521,483
Steel Dynamics, Inc., 4.125%, 9/15/25	19,000	19,432
		889,707
Oil & Gas Exploration & Production: 1.1%
Talos Production LLC, 11.000%, 4/3/22	1,510,000	1,449,600
Packaging & Containers: 0.2%
Berry Global, Inc., 5.125%, 7/15/23	83,000	84,357
Silgan Holdings, Inc., 4.750%, 3/15/25	121,000	123,496
		207,853
Real Estate Investment Trusts: 1.6%
FelCor Lodging LP, 6.000%, 6/1/25	281,000	276,404
Lamar Media Corp., 5.750%, 2/1/26	750,000	775,706
MPT Operating Partnership LP
5.500%, 5/1/24	250,000	253,516
6.375%, 3/1/24	449,000	461,826
SBA Communications Corp., 4.000%, 10/1/22	252,000	254,363
		2,021,815
Software & Services: 2.1%
j2 Cloud Services LLC, 6.000%, 7/15/25 144A	2,613,000	2,720,917
Specialty Retail: 0.7%
Penske Auto Group, Inc., 5.750%, 10/1/22	955,000	955,000
Telecommunications Services: 0.1%
Level 3 Financing, Inc., 5.375%, 5/1/25	111,000	114,650
Trading Companies & Distributors: 1.5%
United Rentals North America, Inc., 4.625%, 10/15/25	415,000	424,856
WESCO Distribution, Inc., 5.375%, 12/15/21	1,499,000	1,502,410
		1,927,266
Wireless Telecommunication Services: 0.0%
T-Mobile USA, Inc., 6.000%, 3/1/23	45,000	45,173
TOTAL CORPORATE BONDS
(cost $20,985,314)		20,720,497

	Shares	Value
SHORT-TERM INVESTMENTS: 2.6%
Money Market Funds: 2.6%^
First American Treasury Obligations Fund, Institutional Share Class, 0.056%	3,315,644	3,315,644
TOTAL SHORT-TERM INVESTMENTS
(cost $3,315,644)		3,315,644
TOTAL INVESTMENTS IN SECURITIES
(cost $96,662,008): 99.6%		128,866,229
Other Assets and Liabilities: 0.4%		560,609
NET ASSETS: 100.0%		$129,426,838

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of September 30, 2020, the value of  these investments was $3,759,455, or 2.9% of total net assets.

^	Rate shown is the 7-day effective yield at September 30, 2020.
°	The coupon rate shown on variable rate securities represents the rate as of September 30, 2020.

Valuation of Investments
Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-thecounter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Any securities for which market quotations are not readily available, the above valuation procedures are not appropriate, or do not appear to accurately reflect the current value of the security, are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2020:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at September 30, 2020
	Level 1	Level 2	Level 3	Total
Common Stocks*	$96,673,759	$-	$-	$96,673,759
Preferred Stocks*	2,194,087	-	-	2,194,087
Exchange Traded Funds*	2,655,483	-	-	2,655,483
Convertible Bonds*	-	3,306,759	-	3,306,759
Corporate Bonds*	-	20,720,497	-	20,720,497
Short-Term Investments	3,315,644	-	-	3,315,644
Total	$104,838,973	$24,027,256	$-	$128,866,229

* See Schedule of Investments for industry breakdown.

The Fund did not have any Level 3 securities during the period.